Performance Management - CCM Affordable Housing MBS ETF	Oct. 28, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund.

The following bar chart displays the annual return of the Fund from year to year. Over time, the bar chart will illustrate the variability of the performance from year to year and provides some indication of the risks of investing in the Fund. Performance would be lower if sales charges that were in effect during a portion of the period were included. Past performance does not guarantee or predict future results.

The Fund is the successor to the Impact Shares Affordable Housing MBS ETF (the “Predecessor ETF”). The Predecessor ETF was managed by Impact Shares, Corp., the Predecessor ETF’s investment adviser (the “Predecessor Advisor”) and was sub-advised by CCM and had substantially similar investment objectives, investment strategies, policies and restrictions as those of the Affordable Housing ETF. The reorganization of the Predecessor ETF into the Affordable Housing ETF was effective as of close of business on March 18, 2024. Information presented prior to March 18, 2024 is that of the Predecessor ETF.

Updated information about the Fund’s performance can be found by visiting the Fund’s website at www.ccminvests.com or by calling toll-free 866-202-3573.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee or predict future results.
Performance Information Illustrates Variability of Returns [Text]	Over time, the bar chart will illustrate the variability of the performance from year to year and provides some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual Total Return as of December 31
Bar Chart Closing [Text Block]
Highest Performing Quarter:	6.76% in Q4 2023
Lowest Performing Quarter:	-4.89% in Q3 2022
The Fund’s calendar year-to-date return as of September 30, 2025 was 6.14%.
Performance Table Heading	Average Annual Total Returns (For the Year Ended December 31, 2024 and Since Inception)
Performance Table Narrative	This table compares the Fund’s average annual total returns for the periods ended December 31, 2024 to those of an appropriate broad based index.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Availability Website Address [Text]	www.ccminvests.com
Performance Availability Phone [Text]	866-202-3573
CCM Affordable Housing MBS ETF Shares | CCM Affordable Housing MBS ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	6.14%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Performing Quarter:
Highest Quarterly Return	6.76%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Performing Quarter:
Lowest Quarterly Return	(4.89%)
Lowest Quarterly Return, Date	Sep. 30, 2022